INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period	$ 92,225,654	$ 109,616,865	$ 110,913,884	$ 111,990,145
Purchases of the period	24,204,058	42,105,886	111,766,055	186,878,728
Production costs	6,617,198	5,709,030	18,460,676	18,690,702
Foreign currency translation	707,109	(413,314)	(40,144)	(214,790)
Subtotal	123,754,019	157,018,467	241,100,471	317,344,785
Inventories as of the end of the period	(87,015,050)	(115,680,731)	(87,015,050)	(115,680,731)
Cost of sales	$ 36,738,969	$ 41,337,736	$ 154,085,421	$ 201,664,054